Share-based payment plans - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Grant date fair value – service conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 45.43	$ 47.77
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 45.44	$ 47.68